Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2018	2019
(in millions)	€	€

Accounts receivable, gross	1,504.9	1,791.9
Allowance for credit losses	(6.7)	(5.1)
Accounts receivable, net	1,498.2	1,786.8